Citigroup Mortgage Loan Trust 2025-RP1 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	948	56.43%
Delinquency, No Missing Data	732	43.57%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	1680	100.00%